Operating leases and other commitment (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Operating lease liability	$ 284,077	$ 391,459	$ 425,620
Future payment amount and copier rent	2,771
Future payment amount	292,240
January 1, 2019 [Member]
Statement [Line Items]
Immaterial cumulative adjustment	$ 11,667
Description average remaining life and discount rate	The discount rate ranges from 4.75% to 5.00%. The average remaining years for our lease are 1.21 years as of June 30, 2022